Financial instruments and risk management (Details 13) R$ in Millions	12 Months Ended
Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Other comprehensive income in the year beginning	R$ (6,407)
Hedge reserve carried out	2,318
Other comprehensive income in the year ending	(11,036)
Exchange variation in the year	(6,947)
Hedge reserve for designated instruments beginning	(2,868)
Hedge reserve for designated instruments ending	(6,616)
Hedge reserve for discontinued instruments beginning	(1,360)
Hedge reserve for discontinued instruments ending	(668)
Hedge Designation 2013 [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive income in the year beginning	(2,318)
Hedge reserve carried out	2,318
Other comprehensive income in the year ending
Hedge Designation 2017 [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive income in the year beginning	(2,091)
Other comprehensive income in the year ending	(3,779)
Exchange variation in the year	(1,689)
Hedge Designation 2019 [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive income in the year beginning	(1,963)
Other comprehensive income in the year ending	(4,758)
Exchange variation in the year	(2,796)
Hedge Designation 2020 [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive income in the year beginning	(567)
Other comprehensive income in the year ending	(1,108)
Exchange variation in the year	(540)
Hedge Designation 2021 [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive income in the year beginning	297
Other comprehensive income in the year ending	(244)
Exchange variation in the year	(540)
Hedge Designation 2022 [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive income in the year beginning	169
Other comprehensive income in the year ending	(507)
Exchange variation in the year	(676)
Hedge Designation 2023 [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive income in the year beginning	67
Other comprehensive income in the year ending	(474)
Exchange variation in the year	(540)
Hedge Designation 2024 [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive income in the year ending	(166)
Exchange variation in the year	(166)
Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive income in the year beginning	2,178
Hedge reserve carried out	(788)
Other comprehensive income in the year ending	3,752
Exchange variation in the year	2,363
Hedge Reserve Net Of Income Tax [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive income in the year beginning	(4,228)
Hedge reserve carried out	1,530
Other comprehensive income in the year ending	(7,284)
Exchange variation in the year	R$ (4,584)